MARKET STREET VIP/2 ANNUITY
                  Nationwide Life Insurance Company of America
                   Nationwide Provident VA Separate Account-1
    Prospectus Supplement dated April 8, 2005 to Prospectus dated May 1, 2002

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   EFFECTIVE APRIL 8, 2005, THE STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG
     MID CAP GROWTH FUND II: INVESTOR CLASS IS MERGING INTO THE STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.: INVESTOR CLASS, WHICH WILL CHANGE ITS NAME, INVESTMENT ADVISER, AND SUB-ADVISER AS FOLLOWS:

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE DISCOVERY FUND VT: INVESTOR CLASS (FORMERLY, STRONG VARIABLE INSURANCE
FUNDS, INC. - STRONG DISCOVERY FUND II, INC.: INVESTOR CLASS)
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Investment Adviser:                              Wells Fargo Funds Management, LLC
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Sub-adviser:                                     Wells Capital Management, Inc.
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Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

2. EFFECTIVE APRIL 8, 2005, THE STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS WILL CHANGE ITS NAME, INVESTMENT ADVISER, AND SUB-ADVISER AS FOLLOWS:

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT: INVESTOR CLASS (FORMERLY, STRONG OPPORTUNITY FUND II,
INC.: INVESTOR CLASS)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

3. EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL CHANGE NAMES. THE ORIGINAL UNDERLYING MUTUAL FUND NAME IS HEREBY REPLACED WITH THE NEW UNDERLYING MUTUAL FUND NAME, AS REFLECTED IN THE FOLLOWING TABLE:

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               ORIGINAL UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
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Gartmore Variable Insurance Trust - Comstock GVIT Value Fund:      Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock
Class IV                                                           Value Fund: Class IV
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PIMCO Advisors VIT - OpCap Equity Portfolio                        Premier VIT - OpCap Equity Portfolio
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PIMCO Advisors VIT - OpCap Managed Portfolio                       Premier VIT - OpCap Managed Portfolio
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PIMCO Advisors VIT - OpCap Small Cap Portfolio                     Premier VIT - OpCap Small Cap Portfolio
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

4. EFFECTIVE MAY 1, 2005, THE "LEGAL PROCEEDINGS" PROVISION OF YOUR PROSPECTUS IS REPLACED WITH THE FOLLOWING:

LEGAL PROCEEDINGS

NLICA is a party to litigation and arbitration proceedings in the ordinary course of their business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

NLICA is a nominal defendant in a derivative suit filed on or about July 10, 2000 entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss. Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.

The parties to the Smith case entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002. The deadline for objections was extended until January 20, 2003. The court made its ruling and NLICA paid the plaintiffs' legal fees and expenses. One objector has filed an appeal from the ruling. On December 2, 2003 the parties signed a stipulation discontinuing the appeal of this case with prejudice.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the

Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys' fees. The plaintiffs seek to have each defendant judged jointly and severally liable for all damages. NLICA, along with virtually every other defendant, has filed a motion to dismiss the complaint for failure to state a claim. On August 24, 2004, the Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. The Court did not dismiss three of the RICO counts and a count alleging unjust enrichment. On September 30, 2004, NLICA filed its answer. NLICA intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on NLICA in the future.

The general distributor, 1717, is not engaged in any litigation of any material nature.